Accounting Policies	6 Months Ended
Mar. 31, 2012
Accounting Policies
Business Description and Basis of Presentation

NATURE OF BUSINESS AND SIGNIFICANT EVENTS

Nature of Business

ISA Internationale Inc. (the Company or ISAI) was incorporated on June 2, 1989, under the laws of the State of Delaware under a former name and became a reporting publicly held corporation on November 15, 1999. On May 8, 1998, Internationale Shopping Alliance Incorporated (Internationale), a Minnesota corporation, was merged with the Company, a Delaware corporation, pursuant to a merger agreement dated April 23, 1998. Upon consummation of the merger, Internationale became a wholly owned subsidiary of the Company. During 2000, the Company sold its International Strategic Assets, Inc. subsidiary and discontinued the operations of its ShoptropolisTV.com subsidiary. Since then, reorganization specialists, Doubletree Capital Partners LLC, has internally reorganized the Company's financial affairs and changed its direction to focus on the financial services industry.

These consolidated financial statements include the parent Company, ISA Internationale, Inc., its wholly owned subsidiary, ISA Financial Services, Inc. (formerly ISA Acquisition Corporation), and its wholly owned subsidiary, ISA Acceptance Corporation. The companies resumed operations in September 2005 as a result of a distressed consumer debt purchase agreement which commenced on May 18, 2005, and currently operate as debt collection companies.

In the opinion of management, the condensed consolidated financial statements include all normal recurring adjustments necessary for a fair presentation of the balance sheet of the Company at March 31, 2012 and the results of its operations and cash flows for the six months ended March 31, 2012 and 2011 Results of operations reported for interim periods are not necessarily indicative of results for the entire year and should be read in conjunction with the prior year 10-K.

Critical Accounting Policies

Revenue Recognition and Finance Receivables:

The Company utilizes the cost recovery method under guidance provided by FASB ASC 310 to determine income recognized on finance receivables. The Company has determined we cannot reasonably estimate the timing of the cash flows from our portfolio receivables collections to effectively utilize the interest method of revenue recognition under FASB ASC 310.

Under the cost recovery method of revenue recognition, the Company does not recognize revenue until the original investment cost in the portfolio has been recovered by gross collections less write-offs and impairments. The Company began collecting on our own portfolios in 2005. Currently our accounting procedure is to reduce the carrying inventory asset value by the gross amount collected before fees and other collection costs are subtracted. Once the portfolio is fully amortized we report revenue. We will continue to obtain and use appropriate input data including monthly collection data and liquidation rates to evaluate our performance and project future cash flows from our portfolios of receivables.

In the event cash collections are inadequate to amortize the carrying balance and the resulting estimated remaining fair market value of the remaining portfolio debt receivables were to be less than the carrying value, an impairment charge would need to be taken with a corresponding write off of the "impaired" or deficient receivable carrying value with a corresponding charge to profit and loss of the Company at that time.

Gains on sale of debt receivables, representing the difference between sales price and the unamortized value of the debt receivables, are recognized when debt receivables are sold.

Changes in company owned portfolio debt receivables for the quarter ended March 31, 2012:

  Balance at beginning of period, December 31, 2011          $71,402

  Acquisition of debt receivables                                                  0

  Sale of debt receivables                                                           0

  Cash collections applied to principal                                    (3,567)

                                                                                      -----------

  Balance at the end of the period, March 31, 2012               $67,835

 For our company owned portfolios revenue will be recognized based on FASB ASC 310. Since expected cash flows cannot be reasonably estimated, the Company will continue to use the "Recovery Method" under which revenues are only recognized after the initial cost of the investment has been recovered.

The cost recovery revenue recognized no income on debt receivables in the quarter ended March 31, 2012 and recorded other service fees income of $10,965. Also we had income from our third party collections operations of $11,294 for a total income of $22,259. This compares to a total income for the three months ended March 31, 2012 of $70,828 which includes $191 in income above the cost recovery method referred to as finance income, other service fee income of $11,958 and $47,679 from third party collections fees.

Basis of Presentation:

These financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America.

Management's Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.

Actual results may differ materially and adversely from the Company's estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Accounting Pronouncements:

The Company’s management has evaluated all recently issued accounting pronouncements through the filing date of these financial statements and has determined that these pronouncements will have no material impact on the financial statements of ISA Internationale, Inc.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

LIQUIDITY AND GOING CONCERN MATTERS

The Company has incurred losses since its inception and, as a result, has an accumulated deficit of $11,188,488 at March 31, 2012. The net loss for the three month period ended March 31, 2012 from operating activities was $73,461 compared to a net loss of $61,464 for the same period last year. The Company received loans and cash advances totaling $67,016 from a related party during the period ended March 31, 2012. These loans and cash advances have been recorded as a convertible note payable to the related party and not treated as additional contributed capital to the Company’s paid in capital as had been done at December 31, 2011 for similar loans and advances in the amount of $31,742.

During the same period in 2011, the Company issued $49,029 in Convertible Preferred Stock to convert loans payable to the related party to finance continuing operations for the three month period.

As of March 31, 2012, the Company also had a principal balance due of $91,908 in Notes payable to finance portfolio purchases to related parties and $10,835 in a bank note payable related to an automobile purchase in January 2010.

The Company's ability to continue as a going concern depends upon successfully restructuring its debt, obtaining sufficient financing to maintain adequate liquidity and provide for capital expansion until such time as operations produce positive cash flow. The Company has been in reorganization and at the present time is continuing to establish itself in the debt collection business within the financial services industry. However, there can be no assurance these actions will be successful.

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes continuity of operations and realization of assets and liabilities in the ordinary course of business. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the company cannot continue in existence.